ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenue from VIEs and their subsidiaries and schools as a percentage of total net revenue	82.60%
Organization and principal activities
Number of legal owner and director of variable interest entities, who is also a director of the reporting entity	1
Amount payable by VIEs and their subsidiaries and schools to the WFOE	$ 13,000,000	$ 4,700,000	$ 2,800,000
Balance sheet
Cash and cash equivalents	185,080,673	188,579,767	173,165,661	50,752,481
Term deposits	24,110,716	10,328,116
Prepaid expenses and other current assets	11,906,317	9,011,975
Total current assets	226,438,543	210,235,030
Property and equipment, net	76,115,088	76,726,219
Total assets	316,041,879	294,652,905
Deferred revenue	102,513,876	85,594,032
Accrued expenses and other current liabilities	17,196,001	15,284,190
Total current liabilities	124,497,655	104,379,120
Total liabilities	124,596,600	104,535,614
Income statement and cash flow statement
Net revenues	225,931,095	177,519,672	110,588,299
Net income	33,440,066	24,313,653	24,041,150
Net cash provided by operating activities	65,409,745	73,397,671	53,822,623
Net cash used in investing activities	(28,118,705)	(59,095,759)	(29,567,949)
Net cash provided by/ (used in) financing activities	(41,465,075)	(470,022)	96,613,386
Company and its subsidiaries, excluding the Company's VIEs
Balance sheet
Cash and cash equivalents	108,214,353	140,023,561
Term deposits	12,859,048
Prepaid expenses and other current assets	2,084,846	2,991,822
Total current assets	123,158,247	143,015,383
Property and equipment, net	25,729,264	24,228,296
Other non-current assets	5,583,735	2,758,225
Total assets	154,471,246	170,001,904
Deferred revenue	34,770,428	35,198,087
Accrued expenses and other current liabilities	6,809,150	5,038,610
Total current liabilities	41,579,578	40,236,697
Total non-current liabilities	62,100	110,613
Total liabilities	41,641,678	40,347,310
Income statement and cash flow statement
Net revenues	39,355,193	34,869,533	13,908,930
Net income	(21,732,146)	(20,923,276)	(9,357,616)
Net cash provided by operating activities	28,060,174	28,939,023	38,384,726
Net cash used in investing activities	(19,079,248)	(32,078,753)	(27,009,413)
Net cash provided by/ (used in) financing activities	(41,465,075)	(470,022)	96,958,295
TAL Beijing | Nominee shareholders of the VIEs
Organization and principal activities
Number of loans received by the nominee shareholders of the VIEs in the past for capital contribution	2
VIEs
Balance sheet
Cash and cash equivalents	76,866,320	48,556,206
Term deposits	11,251,668	10,328,116
Prepaid expenses and other current assets	15,162,308	8,335,325
Total current assets	103,280,296	67,219,647
Property and equipment, net	50,385,824	52,497,923
Other non-current assets	7,904,513	4,933,431
Total assets	161,570,633	124,651,001
Deferred revenue	67,743,448	50,395,945
Accrued expenses and other current liabilities	15,174,629	13,746,478
Total current liabilities	82,918,077	64,142,423
Total non-current liabilities	36,845	45,881
Total liabilities	82,954,922	64,188,304
Income statement and cash flow statement
Net revenues	186,575,902	142,650,139	96,679,369
Net income	55,172,212	45,236,929	33,398,766
Net cash provided by operating activities	37,349,571	44,458,648	15,437,897
Net cash used in investing activities	(9,039,457)	(27,017,006)	(2,558,536)
Net cash provided by/ (used in) financing activities			$ (344,909)
Xueersi Education and Xueersi Network
Organization and principal activities
Number of legal owners of VIE	4
Beijing Dongfangrenli
Organization and principal activities
Number of legal owners of VIE	3
Mr. Bangxin Zhang
Income statement and cash flow statement
Voting interest in any vote pertaining to the appointment, removal, or replacement of a director	49.00%